CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)
Security	Shares	Value
Common Stocks — 99.3%
Advertising — 0.4%
Interpublic Group of Cos., Inc. (a)	20,736	$676,823
Total Advertising		676,823
Aerospace/Defense — 1.6%
General Dynamics Corp.	5,723	1,486,091
L3Harris Technologies, Inc.	7,071	1,489,294
Total Aerospace/Defense		2,975,385
Agriculture — 1.3%
Altria Group, Inc.	30,907	1,246,788
Philip Morris International, Inc.	12,713	1,196,039
Total Agriculture		2,442,827
Airlines — 1.1%
Delta Air Lines, Inc.	37,093	1,492,251
United Airlines Holdings, Inc. (b)	14,979	618,034
Total Airlines		2,110,285
Auto Manufacturers — 1.1%
Cummins, Inc. (a)	5,402	1,294,157
General Motors Co. (a)	20,002	718,472
Total Auto Manufacturers		2,012,629
Auto Parts & Equipment — 0.8%
Aptiv Plc (b)	17,197	1,542,915
Total Auto Parts & Equipment		1,542,915
Banks — 7.4%
Bank of America Corp.	43,068	1,450,100
Citigroup, Inc.	38,149	1,962,385
Fifth Third Bancorp (a)	44,135	1,522,216
JPMorgan Chase & Co.	17,980	3,058,398
M&T Bank Corp. (a)	10,603	1,453,459
Regions Financial Corp.	69,386	1,344,701
State Street Corp.	17,142	1,327,819
US Bancorp	34,941	1,512,246
Total Banks		13,631,324
Biotechnology — 1.8%
Gilead Sciences, Inc.	16,230	1,314,792
Incyte Corp. (b)	11,754	738,034
Royalty Pharma Plc, Class A	47,675	1,339,191
Total Biotechnology		3,392,017
Building Materials — 1.2%
Johnson Controls International Plc	24,352	1,403,649
Masco Corp.	11,694	783,264
Total Building Materials		2,186,913
Chemicals — 2.3%
Ecolab, Inc.	7,409	1,469,575

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value
LyondellBasell Industries NV, Class A	14,164	$1,346,713
PPG Industries, Inc.	9,392	1,404,574
Total Chemicals		4,220,862
Commercial Services — 1.9%
Block, Inc. (b)	14,218	1,099,762
Global Payments, Inc.	9,934	1,261,618
PayPal Holdings, Inc. (b)	17,054	1,047,286
Total Commercial Services		3,408,666
Computers — 2.3%
Fortinet, Inc. (b)	9,517	557,030
International Business Machines Corp.	4,938	807,610
Leidos Holdings, Inc.	12,566	1,360,144
NetApp, Inc.	16,094	1,418,847
Total Computers		4,143,631
Diversified Financial Services — 3.3%
American Express Co.	8,624	1,615,620
CME Group, Inc.	247	52,018
Discover Financial Services	6,533	734,309
LPL Financial Holdings, Inc.	2,843	647,124
Mastercard, Inc., Class A	3,237	1,380,613
Visa, Inc., Class A (a)	6,008	1,564,183
Total Diversified Financial Services		5,993,867
Electric — 3.5%
Ameren Corp.	96	6,945
CenterPoint Energy, Inc.	24,470	699,108
DTE Energy Co.	11,304	1,246,379
Edison International	9,262	662,140
Entergy Corp.	6,713	679,288
Exelon Corp.	17,103	613,998
NextEra Energy, Inc.	29,441	1,788,247
Public Service Enterprise Group, Inc.	11,243	687,509
Total Electric		6,383,614
Electrical Components & Equipment — 0.7%
Emerson Electric Co.	13,393	1,303,541
Total Electrical Components & Equipment		1,303,541
Electronics — 0.7%
Fortive Corp.	17,418	1,282,487
Total Electronics		1,282,487
Engineering & Construction — 0.4%
Jacobs Solutions, Inc.	5,461	708,838
Total Engineering & Construction		708,838

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value
Food — 2.9%
Campbell Soup Co. (a)	15,850	$685,196
General Mills, Inc.	8,948	582,873
Hershey Co/The	6,395	1,192,284
Kraft Heinz Co/The	39,155	1,447,951
Kroger Co/The	31,173	1,424,918
Total Food		5,333,222
Gas — 0.3%
NiSource, Inc.	22,550	598,703
Total Gas		598,703
Hand/Machine Tools — 0.8%
Stanley Black & Decker, Inc.	15,028	1,474,247
Total Hand/Machine Tools		1,474,247
Healthcare-Products — 2.4%
Align Technology, Inc. (b)	6,674	1,828,676
Baxter International, Inc. (a)	16,578	640,905
Hologic, Inc. (b)	17,906	1,279,384
Medtronic Plc	9,072	747,351
Total Healthcare-Products		4,496,316
Healthcare-Services — 4.8%
Centene Corp. (b)	19,932	1,479,155
Elevance Health, Inc.	2,668	1,258,122
HCA Healthcare, Inc.	5,140	1,391,295
Humana, Inc.	1,537	703,654
Molina Healthcare, Inc. (b)	3,553	1,283,734
UnitedHealth Group, Inc.	2,515	1,324,072
Universal Health Services, Inc., Class B	8,957	1,365,405
Total Healthcare-Services		8,805,437
Household Products/Wares — 1.1%
Clorox Co.	4,597	655,486
Kimberly-Clark Corp.	10,649	1,293,960
Total Household Products/Wares		1,949,446
Insurance — 5.5%
Chubb Ltd.	6,707	1,515,783
Everest Re Group Ltd.	1,764	623,715
Fidelity National Financial, Inc.	31,315	1,597,691
Hartford Financial Services Group Inc/The	19,180	1,541,688
MetLife, Inc.	20,817	1,376,628
Travelers Cos, Inc./The	7,493	1,427,342
W R Berkley Corp.	9,430	666,890
Willis Towers Watson Plc	5,301	1,278,601
Total Insurance		10,028,338

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value

Internet — 7.4%
Alphabet, Inc., Class A (b)	10,096	$1,410,310
Booking Holdings, Inc. (b)	445	1,578,513
DoorDash, Inc., Class A (a)(b)	7,088	700,932
eBay, Inc.	31,272	1,364,085
Expedia Group, Inc. (b)	11,489	1,743,915
Meta Platforms, Inc., Class A (b)	9,008	3,188,472
Palo Alto Networks, Inc. (a)(b)	5,263	1,551,953
Pinterest, Inc., Class A (b)	19,467	721,058
VeriSign, Inc. (b)	6,550	1,349,038
Total Internet		13,608,276
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	5,531	1,635,351
Total Machinery-Construction & Mining		1,635,351
Machinery-Diversified — 0.8%
Dover Corp.	9,604	1,477,191
Total Machinery-Diversified		1,477,191
Media — 0.3%
Fox Corp., Class A	20,256	600,996
Total Media		600,996
Mining — 0.7%
Newmont Corp. (a)	33,139	1,371,623
Total Mining		1,371,623
Miscellaneous Manufacturing — 2.5%
3M Co.	13,462	1,471,666
Parker-Hannifin Corp.	3,273	1,507,871
Textron, Inc.	19,145	1,539,641
Total Miscellaneous Manufacturing		4,519,178
Oil & Gas Services — 1.5%
Baker Hughes Co.	39,730	1,357,972
Halliburton Co.	36,256	1,310,654
Total Oil & Gas Services		2,668,626
Oil and Gas — 4.0%
Chevron Corp.	22,285	3,324,030
Coterra Energy, Inc.	48,548	1,238,945
Devon Energy Corp.	27,811	1,259,838
Phillips 66	10,990	1,463,209
Total Oil and Gas		7,286,022
Packaging and Containers — 0.4%
Amcor Plc	70,927	683,736
Total Packaging and Containers		683,736

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	43,489	$2,231,421
Cigna Group/The	4,494	1,345,728
CVS Health Corp.	19,061	1,505,057
Johnson & Johnson	22,825	3,577,590
Merck & Co., Inc.	13,024	1,419,876
Total Pharmaceuticals		10,079,672
Real Estate Investment Trusts (REITs) — 5.4%
Agree Realty Corp.	4,928	310,218
American Homes 4 Rent, Class A	9,303	334,536
CubeSmart	8,422	390,360
Equity LifeStyle Properties, Inc. (a)	9,585	676,126
Equity Residential	5,438	332,588
Essex Property Trust, Inc.	1,504	372,902
First Industrial Realty Trust, Inc.	12,069	635,674
Gaming and Leisure Properties, Inc.	14,524	716,759
Host Hotels & Resorts, Inc.	41,222	802,592
Invitation Homes, Inc.	18,806	641,473
Kimco Realty Corp.	16,756	357,070
Lamar Advertising Co., Class A	6,602	701,661
Mid-America Apartment Communities, Inc.	4,880	656,165
National Retail Properties, Inc.	17,551	756,448
Realty Income Corp. (a)	12,919	741,809
SBA Communications Corp.	2,825	716,674
STAG Industrial, Inc. (a)	18,678	733,298
Total Real Estate Investment Trusts (REITs)		9,876,353
Retail — 2.9%
Best Buy Co., Inc.	8,731	683,463
Home Depot Inc/The	4,365	1,512,691
Target Corp.	10,807	1,539,133
Ulta Beauty, Inc. (b)	3,238	1,586,587
Total Retail		5,321,874
Semiconductors — 3.1%
Broadcom, Inc.	1,323	1,476,799
Intel Corp.	38,639	1,941,610
NXP Semiconductors NV	3,415	784,357
Skyworks Solutions, Inc.	14,194	1,595,689
Total Semiconductors		5,798,455

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value
Software — 9.8%
Adobe, Inc. (b)	2,627	$1,567,268
Atlassian Corp., Class A (b)	7,270	1,729,242
Autodesk, Inc. (b)	6,948	1,691,699
Broadridge Financial Solutions, Inc.	3,612	743,169
Dynatrace, Inc. (b)	12,836	702,001
Electronic Arts, Inc.	10,980	1,502,174
Microsoft Corp.	3,739	1,406,014
MSCI, Inc.	2,669	1,509,720
Paycom Software, Inc.	7,232	1,494,999
Salesforce, Inc. (b)	6,639	1,746,985
ServiceNow, Inc. (b)	1,375	971,424
Veeva Systems, Inc., Class A (b)	3,916	753,908
Workday, Inc., Class A (b)	2,997	827,352
Zoom Video Communications, Inc., Class A (a)(b)	20,547	1,477,535
Total Software		18,123,490
Telecommunications — 3.0%
AT&T, Inc.	68,427	1,148,205
Cisco Systems, Inc.	56,198	2,839,123
T-Mobile US, Inc. (a)	9,057	1,452,109
Total Telecommunications		5,439,437
Transportation — 1.5%
CSX Corp.	39,724	1,377,231
FedEx Corp.	5,662	1,432,316
Total Transportation		2,809,547
Total Common Stocks (Cost — $165,693,621)		182,402,160
Short-Term Investments — 0.6%
Money Market Funds — 0.60%
First American Government Obligations Fund - Class X - 5.30% (c)	1,115,810	1,115,810
Total Money Market Funds (Cost — $1,115,810)		1,115,810
Total Short-Term Investments (Cost — $1,115,810)		1,115,810
Collateral for Securities on Loan — 6.5%
Mount Vernon Liquid Assets Portfolio LLC, 5.6% (c)	11,973,339	$11,973,339
Total Collateral for Securities on Loan (Cost — $11,973,339)		11,973,339

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)(Continued)
Security	Shares	Value

Total Investments — 106.4% (Cost — $178,782,770)		$195,491,309
Liabilities in Excess of Other Assets — (6.4)%		(11,770,650)
Total Net Assets — 100.0%		$183,720,659

MSCI - Morgan Stanley Capital International
Plc - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan as of December 31, 2023.
(b)	Non-income producing security.
(c)	The rate reported is the annualized seven-day yield as of December 31, 2023.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2023:

CornerCap Fundametrics® Large-Cap ETF
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$182,402,160	$–	$–	$182,402,160
Total Long-Term Investments	182,402,160	–	–	182,402,160
Short-Term Investment	1,115,810	–	–	1,115,810
Collateral for Securities on Loan	11,973,339	–	–	11,973,339
Total Investments	$195,491,309	$–	$–	$195,491,309

See Schedule of Investments for additional detailed categorizations.